Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
State income tax net of Federal benefits – U.S.					$ (94,298)	$ (267,400)
Non-deductible expenses – U.S.					540,338	1,612,600
Adjust NOL for change in tax rate – U.S.					0	67,000
Total provision for income tax – U.S. and foreign	$ 0	$ 0	$ 0	$ 0	0	0
US Treasury and Government [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward – foreign					(562,283)	(1,597,200)
Change in valuation allowance – foreign					116,243	251,800
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward – foreign					(79,179)
Change in valuation allowance – foreign					$ 79,179